Consolidated Statement of Financial Position € in Thousands, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Assets
Goodwill	€ 69,557	€ 69,813
Intangible assets	127,906	146,354
Property, plant and equipment	126,321	154,252
Deferred tax assets	1,126	1,363
Non-current R&D incentives receivables	141,252	119,941
Other non-current assets	29,645	5,778
Non-current assets	495,807	497,501
Inventories	73,978	52,925
Trade and other receivables	28,449	40,429
Current R&D incentives receivables	37,436	26,126
Current financial investments	3,517,698	3,585,945
Cash and cash equivalents	166,803	508,117
Other current assets	15,140	23,307
Current assets from continuing operations	3,839,504	4,236,850
Assets classified as held for sale	22,085
Total current assets	3,861,589	4,236,850
Total assets	4,357,396	4,734,351
Equity and liabilities
Share capital	293,937	293,604
Share premium account	2,736,994	2,735,557
Other reserves	(5,890)	(4,853)
Translation differences	(1,201)	(1,593)
Accumulated losses	(228,274)	(496,689)
Total equity	2,795,566	2,526,026
Retirement benefit liabilities	2,293	5,540
Deferred tax liabilities	23,607	20,148
Non-current lease liabilities	4,944	14,692
Other non-current liabilities	31,570	21,808
Non-current deferred income	1,071,193	1,623,599
Non-current liabilities	1,133,607	1,685,787
Current lease liabilities	4,652	7,209
Trade and other liabilities	135,201	148,675
Current tax payable	56	1,022
Current deferred income	256,270	365,631
Current liabilities from continuing operations	396,179	522,538
Liabilities associated with assets classified as held for sale	32,044
Total current liabilities	428,223	522,538
Total liabilities	1,561,830	2,208,325
Total equity and liabilities	€ 4,357,396	€ 4,734,351